UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08191

Bullfinch Fund, Inc.
(Exact name of registrant as specified in charter)

3909 Rush Mendon Road
Mendon, NY  14506
(Address of principal executive offices)

Christopher Carosa
3909 Rush Mendon Road
Mendon, NY  14506
 (Name and address of agent for service)

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Unrestricted Series
Schedule of Investments
July 31, 2011
(Unaudited)





                                Number of Shares Historical Cost  Market Value

COMMON STOCKS - 92.83%
-------------

Aerospace - 2.89%
  AAR Corporation	                    4,400              83,191         129,096
                                                   -----------     -----------
                                                        83,191         129,096

Banking and Finance - 3.65%
  FIserv, Inc                        2,700             112,510         162,972
                                                   -----------     -----------
                                                       112,510         162,972

Beverages - 2.92%
  Hansen Natural Corp                1,700              54,743         130,254
                                                   -----------     -----------
                                                        54,743         130,254

Biotech - 3.29%
  Meridian Bioscience Inc.           6,800             118,878         146,880
                                                   -----------     -----------
                                                       118,878         146,880

Building and Related - 3.814
  Ameron International Corporation	   2,000             127,813         170,180
                                                   -----------     -----------
                                                       127,813         170,180

Commercial Services - 5.06%
  Paychex, Inc.                      8,000             244,598         225,840
                                                   -----------     -----------
                                                       244,598         225,840

Computers - Hardware - 1.22%
  Dell Corp.                         3,350              69,809          54,404
                                                   -----------     -----------
                                                        69,809          54,404

Computers - Networking - 2.04%
  Cisco Systems, Inc.                5,700              97,427          91,029
                                                   -----------     -----------
                                                        97,427          91,029

Computers - Software - 13.56%
  Adobe Systems Inc                  4,800             125,063         133,008
  Microsoft Corp.                    6,200             151,626         169,880
  Oracle                             5,500              56,121         168,190
  Synopsis, Inc.                     5,600             115,459         134,232
                                                   -----------     -----------
                                                       448,270         605,310

Electrical Equipment - 6.33%
  Corning Inc.                      11,500             137,080         182,965
  General Electric Co.               5,550             116,002          99,400
                                                   -----------     -----------
                                                       253,082         282,365

Electronics Components  - 4.24%
  TE Connectivity Ltd                5,500             149,751         189,365
                                                   -----------     -----------
                                                       149,751         189,365

Food Processing - 3.33%
  Sensient Technologies              4,000              80,549         148,480
                                                   -----------     -----------
                                                        80,549         148,480

Industrial Services - 2.03%
  Expeditors International Washington 1,900             61,567          90,668
                                                   -----------     -----------
                                                        61,567          90,668

Insurance - 3.59%
  Gallagher Arthur J & Co.           5,700             138,298         160,284
                                                   -----------     -----------
                                                       138,298         160,284

Medical Products and Supplies - 6.89%
  Johnson & Johnson                  2,400             136,713         155,496
  Medtronic Inc.                       300              10,838          10,815
  Stryker Corp.                      2,600             125,743         141,284
                                                   -----------     -----------
                                                       273,295         307,595

Pharmaceuticals - 6.97%
  Furiex Pharmaceuticals               458               4,537           8,683
  Mylan Inc.                         6,300              87,179         143,514
  Pharmaceutical Product Development, Inc. 5,500       125,076         158,565
                                                   -----------     -----------
                                                       216,794         310,762

Retail - General - 4.43%
  Fred's Inc. Class A               15,000             152,559         197,700
                                                   -----------     -----------
                                                       152,559         197,700

Retail - Specialty - 3.62%
  Fastenal Co                        4,800              83,684         161,520
                                                   -----------     -----------
                                                        83,684         161,520

Semiconductors - 7.62%
  Intel Corp.                        8,000             143,610         178,640
  NVIDIA Corporation                 5,300              95,564          73,299
  Tessera Technologies Inc.          5,600              96,088          87,976
                                                   -----------     -----------
                                                       335,263         339,915

Tobacco Products - 2.63%
  Universal Corp VA                  3,200             120,756         117,504
                                                   -----------     -----------
                                                       120,756         117,504

Utilities - Natural Resources - 2.68%
  Chesapeake Utilities Corp          3,100              57,193         119,691
                                                   -----------     -----------
                                                        57,193         119,691

                                                   -----------     -----------
COMMON STOCKS Total - 92.83%                         3,280,041       4,141,815

CASH AND EQUIVALENTS
--------------------
  Schwab Advisor Premium Money Market - 7.15%          318,997         318,997
OTHER ASSETS LESS LIABILITIES - (0.02%)                                   (701)
                                                   -----------     -----------
TOTAL PORTFOLIO                                      3,599,038       4,461,514



Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Greater Western New York Series
Schedule of Investments
July 31, 2011
(Unaudited)


                                Number of Shares Historical Cost  Market Value


COMMON STOCKS - 88.60%%
-------------

Aerospace - 6.19%
  Harris Corporation                   500              24,989          19,935
  Moog, Inc. Class A                   637              15,976          26,085
  Northrop Grumman                     200               2,294          12,102
                                                   -----------     -----------
                                                        43,259          58,122

Airlines - 0.27%
  Southwest Airlines Co.               250               3,447           2,490
                                                   -----------     -----------
                                                         3,447           2,490

Automotive - 4.00%
  Monro Muffler Brake Inc            1,050              12,443          37,548
                                                   -----------     -----------
                                                        12,443          37,548

Banking and Finance - 5.97%
  Community Bank System              1,200              23,452          30,192
  M&T Bank Corp.                       300              29,839          25,872
                                                   -----------     -----------
                                                        53,291          56,064

Commercial Services - 3.11%
  Harris Interactive Inc.            2,200               6,273           1,694
  Paychex, Inc.                        975              25,852          27,524
                                                   -----------     -----------
                                                        32,125          29,218

Computers - Distributors - 0.79%
  Ingram Micro                         400               4,230           7,420
                                                   -----------     -----------
                                                         4,230           7,420

Computers - Hardware - 2.42%
  Dell Corp.                         1,400              23,781          22,736
                                                   -----------     -----------
                                                        23,781          22,736

Computers - Services - 4.81%
  Computer Task Group Inc.           3,500              11,872          45,115
                                                   -----------     -----------
                                                        11,872          45,115

Computers - Software - 2.93%
  Oracle                               900              12,070          27,522
                                                   -----------     -----------
                                                        12,070          27,522

Electrical Equipment - 8.50%
  Corning Inc.                       2,200              26,502          35,002
  General Electric Co.               1,450              35,248          25,970
  Ultralife Corp.                    4,000              25,175          18,800
                                                   -----------     -----------
                                                        86,925          79,772

Electronics Components - 12.66%
  Astronics Corp.                    1,750              15,396          55,808
  IEC Electronics Corp.              4,518               6,984          28,554
  TE Connectivity Ltd                1,000              27,259          34,430
                                                   -----------     -----------
                                                        49,639         118,791

Foods & Beverages - 3.26%
  Constellation Brands, Inc.         1,500              15,118          30,585
                                                   -----------     -----------
                                                        15,118          30,585

Health Care Service Provider - 0.37%
  VirtualScopics Inc.                2,000               2,981           3,520
                                                   -----------     -----------
                                                         2,981           3,520

Industrial Materials - 0.09%
  Servotronics, Inc.                   100                 937             884
                                                   -----------     -----------
                                                           937             884

Instruments - 0.52%
  Taylor Devices                       877               4,394           4,894
                                                   -----------     -----------
                                                         4,394           4,894

Machinery - 0.18%
  Columbus McKinnon Corp               100               2,344           1,645
                                                   -----------     -----------
                                                         2,344           1,645

Medical Products and Supplies - 8.07%
  Bristol-Myers Squibb Co            1,000              21,938          28,660
  Greatbatch Technologies              850              18,984          21,182
  Johnson & Johnson                    400              22,617          25,916
                                                   -----------     -----------
                                                        63,539          75,758

Metal Fabrication & Hardware - 2.94%
  Graham Corp.                       1,400              15,140          27,552
                                                   -----------     -----------
                                                        15,140          27,552

Office Equipment - 1.39%
  Xerox Corp.                        1,400              17,817          13,062
                                                   -----------     -----------
                                                        17,817          13,062

Packaging & Containers - 0.72%
  Mod Pac Corporation                1,130               4,875           6,757
                                                   -----------     -----------
                                                         4,875           6,757

Photographic Equipment and Suppliers - 0.33%
  Eastman Kodak                      1,300              25,332           3,120
                                                   -----------     -----------
                                                        25,332           3,120

Railroads - 5.28%
  Genesee & Wyoming Class A            900               2,522          49,536
                                                   -----------     -----------
                                                         2,522          49,536

Real Estate & Related - 5.38%
  Home Properties, Inc.                400              15,396          26,208
  Sovran Self Storage                  600              22,515          24,330
                                                   -----------     -----------
                                                        37,910          50,538

Retail - Specialty - 2.87%
  Fastenal Co                          800              13,954          26,920
                                                   -----------     -----------
                                                        13,954          26,920

Steel - 2.19%
  Gibraltar Industries Inc.          2,000              25,111          20,560
                                                   -----------     -----------
                                                        25,111          20,560

Telecommunications - 1.44%
  Frontier Communications            1,800              19,077          13,482
                                                   -----------     -----------
                                                        19,077          13,482

Utilities - Natural Resources - 1.93%
  National Fuel Gas Co.                250               5,625          18,095
                                                   -----------     -----------
                                                         5,625          18,095

                                                   -----------     -----------
  COMMON STOCKS Total - 88.60%                         589,758         831,706

CASH AND EQUIVALENTS
--------------------
  Schwab Adv Cash Resrv Prem - 11.30%                  106,076         106,076

                                                   -----------     -----------
TOTAL PORTFOLIO                                        696,731         938,679






Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Christopher Carosa, President of Bullfinch Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of the Bullfinch Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Bullfinch Fund, Inc. as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Bullfinch Fund, Inc. and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the Bullfinch Fund, Inc., is made known to me by others within this entity, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the Bullfinch Fund's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the Bullfinch Fund's auditors and the audit committee of the Bullfinch Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Bullfinch Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Bullfinch Fund's internal control over financial reporting.


Bullfinch Fund, Inc.

/S/ Christopher Carosa
________________________________
Christopher Carosa, President
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

September 27, 2011


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

September 27, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

September 27, 2011